As filed with the Securities and Exchange Commission on April 28, 2017

Securities Act of 1933 Registration No. 33-73404

Investment Company Act of 1940 Registration No. 811-08236

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 126	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 128	☒

(Check appropriate box or boxes)

NORTHERN FUNDS*

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-595-9111

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service: Diana E. McCarthy One Logan Square, Suite 2000 Philadelphia, Pennsylvania 19103-6996	with a copy to: Kevin P. O’Rourke Jose J. Del Real, Esq. The Northern Trust Company 50 South LaSalle Street Chicago, IL 60603

It Is Proposed That This Filing Become Effective (Check Appropriate Box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 28, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to the Northern Funds – U.S. Quality ESG Fund.

Explanatory Note

This Post-Effective Amendment No. 126 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 128 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Northern Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until May 28, 2017, the effectiveness of the Registration Statement with respect to the Northern Funds – U.S. Quality ESG Fund (the “Fund”), initially filed in Post-Effective Amendment No. 117 on September 28, 2016, which, pursuant to paragraph (a)(2) of Rule 485 under the Securities Act, was scheduled to become effective on December 12, 2016. Post-Effective Amendment No. 121 was filed on December 9, 2016 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 117 to January 8, 2017. Post-Effective Amendment No. 122 was filed on January 6, 2017 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 117 to February 5, 2017. Post-Effective Amendment No. 123 was filed on February 3, 2017 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 117 to March 5, 2017. Post-Effective Amendment No. 124 was filed on March 3, 2017 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 117 to April 2, 2017. Post-Effective Amendment No. 125 was filed on March 31, 2017 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 117 to April 30, 2017.

This Post-Effective Amendment No. 126 incorporates by reference the information for the Fund contained in Parts A, B and C of Post-Effective Amendment No. 117.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 126 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 126 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois on the 28th day of April, 2017.

NORTHERN FUNDS
By:	/s/ Peter K. Ewing
Peter K. Ewing
President

Pursuant to the requirements of the Securities Act this Post-Effective Amendment No. 126 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Peter K. Ewing Peter K. Ewing	President (Principal Executive Officer)	April 28, 2017

/s/ Randal E. Rein Randal E. Rein	Treasurer (Principal Financial Officer and Principal Accounting Officer)	April 28, 2017

* William L. Bax William L. Bax	Trustee	April 28, 2017

* Mark G. Doll Mark G. Doll	Trustee	April 28, 2017

* Sandra Polk Guthman Sandra Polk Guthman	Trustee	April 28, 2017

* Thomas A. Kloet Thomas A. Kloet	Trustee	April 28, 2017

* David R. Martin	Trustee	April 28, 2017
David R. Martin

* Cynthia R. Plouché Cynthia R. Plouché	Trustee	April 28, 2017

* Stephen N. Potter Stephen N. Potter	Trustee	April 28, 2017

* Mary Jacobs Skinner Mary Jacobs Skinner	Trustee	April 28, 2017

* Casey J. Sylla Casey J. Sylla	Trustee	April 28, 2017

/s/ Peter K. Ewing
*By Peter K. Ewing Attorney-In-Fact

NORTHERN FUNDS

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, being a Trustee of Northern Funds (the “Funds”), a statutory trust organized under the laws of the State of Delaware, does hereby make, constitute and appoint Peter K. Ewing, Randal E. Rein and Diana E. McCarthy, and each of them, attorneys-in-fact and agents of the undersigned with full power and authority of substitution and resubstitution, in any and all capacities, to execute for and on behalf of the undersigned any and all filings and amendments to the Registration Statement on Form N-1A relating to shares of the Funds and any other documents and instruments incidental thereto, and to deliver and file the same, with all exhibits thereto, and all documents and instruments in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing that said attorneys-in-fact and agents, and each of them, deem advisable or necessary to enable the Funds to effectuate the intents and purposes hereof, and the undersigned hereby fully ratifies and confirms all that said attorneys-in-fact and agents, or any of them, or their or his or her substitute or substitutes, shall do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned has subscribed his or her name this 16th day of February, 2017.

/s/ William L. Bax	/s/ Cynthia R. Plouché
William L. Bax	Cynthia R. Plouché

/s/ Mark G. Doll	/s/ Stephen N. Potter
Mark G. Doll	Stephen N. Potter

/s/ Sandra Polk Guthman	/s/ Mary Jacobs Skinner
Sandra Polk Guthman	Mary Jacobs Skinner

/s/ Thomas A. Kloet	/s/ Casey J. Sylla
Thomas A. Kloet	Casey J. Sylla

/s/ David R. Martin
David R. Martin